SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Use of Estimates
The preparation of these consolidated and combined financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated and combined financial statements and the accompanying notes. Actual results may differ from those estimates.
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less when purchased. As of December 31, 2022, cash and cash equivalents consisted of bank deposits, money market funds as well as U.S. government agency and corporate debt securities. The following table provides a reconciliation of the components of cash, cash equivalents and restricted cash reported in the consolidated and combined balance sheets to the total of the amount presented in the consolidated and combined statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$33,390	$—
Restricted cash included in other non-current assets	449	—

Total cash, cash equivalents and restricted cash presented in the consolidated and combined statements of cash flows	$33,839	$—

The restricted cash relates to the Company’s property leases and is included in “Other long-term assets”. The restriction will lapse when the related leases expire.
Short-term Investments
Short-term investments primarily consist of commercial paper, corporate debt securities, and government and agency bonds. The Company classifies short-term investments as
“available-for-sale”
as the sale of such investments may be required prior to maturity to implement management strategies. Therefore, the Company has classified all investments with original maturity dates beyond three months as current assets in the accompanying consolidated and combined balance sheets. Any premium or discount arising at purchase is amortized and/or accreted to interest income as an adjustment to yield using the straight-line method over the life of the instrument. Investments are reported at their estimated fair value. Unrealized gains and losses are included in accumulated other comprehensive loss as a component of stockholders’ equity until realized.
Accounts Receivable
The Company’s accounts receivable represents the amounts billed to its partners and that are due unconditionally for services the Company has performed. The Company establishes an allowance for credit losses to present the net amount of accounts receivable expected to be collected. The allowance is determined by using the loss-rate method, which requires an estimation of loss rates based upon historical loss experienced and adjusted for factors that are relevant to determining the expected collectability of accounts receivable. Some of these factors include historical loss experience, delinquency trends, aging behavior of receivables, credit and liquidity quality indicators for industry groups, customer classes or individual customers and the current and expected future economic and market conditions.
Property and Equipment
Property and equipment are stated at cost, subject to review for impairment, and depreciated over the estimated useful lives of the assets using the straight-line method. Amortization of leasehold improvements is recorded over the shorter of the lease term or estimated useful life of the related asset. Maintenance and repairs are charged to operations as incurred. When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating income or expense.

Asset	Estimated Useful Life
Lab and office equipment	4 - 7 years
Computer hardware	3 - 5 years
Leasehold improvements	Shorter of the useful life or remaining lease term
Computer software	Shorter of 3 years or useful life of asset

Acquisitions
The Company first determines whether a set of assets acquired constitutes a business and should be accounted for as a business combination. If the assets acquired are not a business, the Company accounts for the transaction as an asset acquisition. Business combinations are accounted for by using the acquisition method of accounting which requires the Company to use significant estimates and assumptions, including fair value estimates, as of the business combination date and to refine those estimates as necessary during the measurement period (defined as the period, not to exceed one year, in which the Company may adjust the provisional amounts recognized).
Under the acquisition method of accounting, the Company recognizes separately from goodwill the identifiable assets acquired, the liabilities assumed, including contingent consideration and all contractual contingencies, generally at the acquisition date fair value. Contingent purchase consideration to be settled in cash is remeasured to estimated fair value at each reporting period with the change in fair value recorded in the statement of operations. Costs that the Company incurs to complete the business combination such as investment banking, legal and other professional fees are not considered part of consideration and the Company charges them to general and administrative expense as they are incurred.
The Company measures goodwill as of the acquisition date as the excess of consideration transferred, which is also measured at fair value, over the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed.
Should the initial accounting for a business combination be incomplete by the end of a reporting period that falls within the measurement period, the Company reports provisional amounts in its financial statements. During the measurement period, the Company adjusts the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date and the Company records those adjustments to its financial statements in the period of change, if any.
Under the acquisition method of accounting for business combinations, if the Company identifies changes to acquired deferred tax asset valuation allowances or liabilities related to uncertain tax positions during the measurement period and they relate to new information obtained about facts and circumstances that existed as of the acquisition date, those changes are considered a measurement period adjustment and the Company records the offset to goodwill. The Company records all other changes to deferred tax asset valuation allowances and liabilities related to uncertain tax positions in current period income tax expense.
Goodwill, Intangible Assets and Other Long-Lived Assets
Goodwill, which has an indefinite useful life, represents the excess of cost over fair value of net assets acquired. Goodwill is reviewed for impairment at least annually during the fourth quarter, or more frequently if an event occurs indicating the potential for impairment. During the goodwill impairment review, the Company assesses qualitative factors to determine whether it is more-likely-than-not
that the fair value of its reporting unit is less than the carrying amount, including goodwill. The Company operates in one reporting unit. The qualitative factors include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, the overall financial performance, and events affecting the reporting unit. If, after assessing the totality of these qualitative factors, the Company determines that it is not more-likely-than-not
that the fair value of its reporting unit is less than the carrying amount, then no additional assessment is deemed necessary. Otherwise, the Company proceeds to perform the quantitative assessment. The Company will then evaluate goodwill for impairment by comparing the estimated fair value of the reporting unit to its carrying value, including the associated goodwill. To determine the fair value, the Company generally uses a combination of market approach based on OmniAb and comparable publicly traded companies in similar lines of businesses and the income approach based on estimated discounted future cash flows. The Company’s cash flow assumptions consider historical and forecasted revenue, operating costs and other relevant factors. The Company may also elect to bypass the qualitative assessment in a period and elect to proceed to perform the quantitative assessment for the goodwill impairment test. The Company performed the annual assessment for goodwill impairment during the fourth quarter of 2022 and 2021, noting no impairment indicators under the qualitative assessment.
The Company’s identifiable intangible assets are composed of acquired core technologies, licensed technologies, contractual relationships, customer relationships and trade names. Identifiable intangible assets with finite lives are generally amortized on a straight-line basis over the assets’ respective estimated useful life. The Company regularly performs reviews to determine if any event has occurred that may indicate that intangible assets with finite useful lives and other long-lived assets are potentially impaired. If indicators of impairment exist, an impairment test is performed to assess the recoverability of the affected assets by determining whether the carrying amount of such assets exceeds the undiscounted expected future cash flows. If the affected assets are not recoverable, the Company estimates the fair value of the assets and records an impairment loss if the carrying value of the assets exceeds the fair value. Factors that may indicate potential impairment include market conditions, industry and economic trends, changes in regulations, clinical success, historical and forecasted financial results, significant changes in the ability of a particular asset to generate positive cash flows, and the pattern of utilization of a particular asset. The Company did not identify indicators of impairment for the finite-lived intangibles and other long-lived assets at December 31, 2022 and 2021.
Public, Private Placement, Forward Purchase and Backstop Common Stock Warrants
The Company assumed 7,666,667 warrants originally issued in APAC’s initial public offering (the “Public Warrants”) and 8,233,333 warrants issued in a private placement that closed concurrently with APAC’s initial public offering, (the “Private Placement Warrants”) in the Business Combination. Additionally, as further discussed in Note 4 – Business Combination, pursuant to the Amended and Restated Forward Purchase Agreement, dated as of March 23, 2022 (the “A&R FPA”), on the Closing Date, the Company issued 1,666,667 warrants in the Forward Purchase (the “Forward Purchase Warrants”) and 1,445,489 warrants in the Redemption Backstop (the “Backstop Warrants”). The Public, Private Placement, Forward Purchase and Backstop Warrants entitle the holder to purchase one share of common stock at an exercise price of $11.50 per share.
The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised at the option of the Company. The Private Placement Warrants have terms and provisions that are identical to the Public Warrants except that the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. The Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. The Forward Purchase Warrants and the Backstop Warrants have the same terms as the Private Placement Warrants.
The Company evaluated the Public, Private Placement, Forward Purchase and Backstop Warrants under ASC
815-40,
Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC
815-40”),
and concluded they meet the criteria for equity classification as they are considered to be indexed to the Company’s own stock. Since the Public, Private Placement, Forward Purchase and Backstop Warrants met the criteria for equity classification upon the consummation of the Business Combination, the Company recorded these warrants in additional paid-in
capital as part of the Business Combination.
Revenue Recognition
The Company’s revenue is primarily generated from license fees for technology access, development, regulatory and sales based milestone payments, service revenue for performance of research, and royalties on product sales. The Company applies the following five-step model in accordance with ASC 606, Revenue from

Contracts with Customers, in order to determine revenue: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
The Company’s revenue is typically derived from license agreements with its partners and consists of: (i) upfront or annual payments for technology access (license revenue) and payments for performance of research services (service revenue); (ii) downstream payments in the form of preclinical, intellectual property, clinical, regulatory, and commercial milestones (milestone revenue) and (iii) royalties on net sales from partners’ product sales, if any.
License fees are generally recognized at a point in time once the Company grants partners access to intellectual property rights. The Company generally satisfies its obligation to grant intellectual property rights on the effective date of the contract.
The Company recognizes service revenue for contracted R&D services performed for partners over time. The Company measures its progress using an input method based on the effort it expends or costs it incurs toward the satisfaction of its performance obligation. The Company estimates the amount of effort it expends, including the time it will take to complete the activities, or the costs it may incur in a given period, relative to the estimated total effort or costs to satisfy the performance obligation. This results in a percentage that it multiplies by the transaction price to determine the amount of revenue recognized each period. This approach requires the Company to make estimates and use judgment. If estimates or judgments change over the course of the collaboration, they may affect the timing and amount of revenue recognized in current and future periods.
The Company includes contingent milestone based payments in the estimated transaction price when there is a basis to reasonably estimate the amount of the payment and it is probable of being achieved. These estimates are based on historical experience, anticipated results and its best judgment at the time. If the contingent milestone based payment is sales-based, we apply the royalty recognition constraint and record revenue when the underlying sale has taken place. Significant judgments must be made in determining the transaction price for licenses of intellectual property. Because of the risk that products in development with partners will not reach development based milestones or receive regulatory approval, the Company generally recognizes any contingent payments that would be due to it upon or after achievement of the development milestone or regulatory approval.
Deferred Revenue
Depending on the terms of the arrangement, the Company may also defer a portion of the consideration received if it had to satisfy a future obligation.
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the consolidated and combined balance sheets. The Company generally receives payment at the point it satisfies its obligation or soon after. Any fees billed in advance of being earned are recorded as deferred revenue. During the year ended December 31, 2022, the amount recognized as revenue that was previously deferred at December 31, 2021 was $10.5 million. During the year ended December 31, 2021, the amount recognized as revenue that was previously deferred at December 31, 2020 was $7.4 million.

Disaggregation of Revenue
The following table represents disaggregation of revenue by type:

(Dollars in thousands)	2022	2021
Milestone revenue	$33,871	$10,164
Service revenue	18,784	20,084
License fees	5,055	4,500
Royalty revenue	1,367	—

Total revenue	$59,077	$34,748

Research and Development Expenses
Research and development expenses consist of material, equipment, facilities and labor costs of scientific staff who are working pursuant to collaborative agreements and other research and development projects. Also included in research and development expenses are third-party costs incurred for research programs including in-licensing
costs, and costs incurred by other research and development service vendors. The Company expenses these costs as they are incurred. When the Company makes payments for research and development services prior to the services being rendered, it records those amounts as prepaid assets on its consolidated and combined balance sheets and it expenses them as the services are provided.
Share-Based Compensation
Prior to the Separation, certain Company employees, directors, managers and advisors participated in share-based compensation plans sponsored by Ligand. Ligand share-based compensation awards consisted of stock options, restricted stock units (“RSUs”), performance restricted stock units (“PRSUs”) and other cash-based or share-based awards. As such, prior to the Separation the awards granted to Company employees, directors, managers and advisors are reflected in Parent company net investment within the combined statements of stockholders’ equity at the time they were expensed. Prior to the Separation, the consolidated and combined statements of operations and comprehensive loss also include an allocation of Ligand’s corporate and shared employee share-based compensation expenses.
The Company recognizes share-based compensation expense based on the estimated fair value on a straight-line basis over the requisite service periods of the awards, taking into consideration forfeitures as they occur. The fair value of RSUs is determined by the closing market price of the Company’s common stock on the date of grant. PRSUs generally represent the right to receive a certain number of shares of common stock based on the achievement of the Company’s corporate performance goals and continued employment during the vesting period. Share-based compensation expense for these PRSUs is measured using the Monte-Carlo valuation model and is not adjusted for the achievement, or lack thereof, of the market conditions.
The Company uses the Black-Scholes-Merton option-pricing model to estimate the fair value of stock purchases under the ESPP and stock options granted. The model assumptions include expected volatility, term, dividends, and the risk-free interest rate.
The Company measures and recognizes compensation expense for shares to be issued under its employee stock purchase plan based on an estimated grant date fair value recognized on a straight-line basis over the offering period.
Income Taxes
The Company provides for income taxes under the asset and liability method prescribed by the ASC Topic 740, Income Taxes (“Topic 740”). Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates in effect when the differences are expected to reverse. If necessary, deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization.
The Company accounts for uncertain tax positions recognized in the consolidated and combined financial statements in accordance with the provisions of Topic 740 by prescribing a more-likely-than-not
threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. When uncertain tax positions exist, we recognize the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company evaluates uncertain tax positions on a quarterly basis and adjusts the level of the liability to reflect any subsequent changes in the relevant facts surrounding the uncertain positions. Any changes to these estimates, based on the actual results obtained and/or a change in assumptions, could affect its income tax provision in future periods. Interest and penalty charges, if any, related to unrecognized tax benefits would be classified as a provision for income tax in its consolidated and combined statements of operations.
Prior to the Separation, Legacy OmniAb’s income taxes include current and deferred income taxes of Ligand allocated to its combined financial statements in a manner that is systematic, rational and consistent with the asset and liability method prescribed in Topic 740. Accordingly, the Company’s income tax provision was prepared following the “Separate Return Method.” The Separate Return Method applies Topic 740 to the combined financial statements of the OmniAb members of the consolidated group as if the group member were a separate taxpayer which joined in filing a consolidated federal income tax return and combined state income tax returns separate from Ligand.
In general, the taxable loss of Legacy OmniAb for the tax periods ended October 31, 2022 and 2021 was included in Ligand’s U.S. consolidated federal and combined state income tax returns, where applicable. As such, separate income tax returns were not prepared for OmniAb. Consequently, income taxes currently payable are deemed to have been remitted to Ligand in the period the liability arose and income taxes currently receivable are deemed to have been received from Ligand in the period that a refund could have been recognized by OmniAb had we been a separate taxpayer, if applicable. For the period from November 1 through December 31, 2022, the Company will file its own consolidated federal income tax return and combined state income tax returns separate from Ligand. Any income taxes due for the tax year ended December 31, 2022 will be directly payable by the Company.
Income (Loss) Per Share
Basic income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted income (loss) per share is computed based on the sum of the weighted average number of common shares and potentially dilutive common shares outstanding during the period.
For periods prior to the Separation, basic and diluted income (loss) per share was calculated based on the 82.6 million shares issued to Ligand shareholders at the Closing Date.
Comprehensive Income (Loss)
Comprehensive income (loss) represents net income (loss) adjusted for the change during the periods presented in unrealized gains and losses on available-for-sale
debt securities and reclassification adjustments for realized gains or losses included in net income (loss). The unrealized gains or losses are reported in the consolidated and combined statements of operations and comprehensive income (loss).

Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. The Company has evaluated recently issued accounting pronouncements and does not currently believe that any of these pronouncements will have a material impact on its consolidated and combined financial statements and related disclosures. The Company did not adopt any new accounting standards during the year ended December 31, 2022 which had a material impact on the consolidated and combined financial statements.
Segment Information
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision-maker in deciding how to allocate resources and assess performance. The Company currently operates in one reportable business segment.
Concentrations of Business Risk
Revenue from significant partners, which is defined as 10% or more of total revenue, was as follows:

	Year Ended December 31,
	2022	2021
Partner A	47%	24%
Partner B	15%	28%
Partner C	10%	(1)
Partner D	(1)	11%

(1)	less than 10%